Cover	Jul. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Jul. 10, 2024
File Number	333-225433
Registrant Name	AVANT TECHNOLOGIES, INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	866
Phone Number	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
Ex Transition Period	false